CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY (DEFICIT) (USD $) In Thousands, except Share data	Total	Share capital [Member]		Additional paid-in capital [Member]		Accumulated deficit [Member]
Balance at Dec. 31, 2011	$ (356)	$ 108		$ 84,581		$ (85,045)
Balance, shares at Dec. 31, 2011		702,436
Expenses related to the January 27, 2012 convertible debenture	(96)			(96)
Issuance of shares, first issuance	1,228	81		1,147
Issuance of shares, first issuance, shares		540,000
Issuance of shares, second issuance	1,934	101		1,833
Issuance of shares, second issuance, shares		632,057
Issuance of shares, third issuance	5,921	90		5,831
Issuance of shares, third issuance, shares		570,755
Issuance of shares, fourth issuance	24,986	826		24,160
Issuance of shares, fourth issuance, shares		5,500,000
Issuance of shares, fifth issuance	3,836	123		3,713
Issuance of shares, fifth issuance, shares		825,000
Conversion of Warrants	1,508	18		1,490
Conversion of Warrants, shares		113,341
Employee options exercised			[1]
Employee options exercised, shares		1,093
Share-based compensation relating to options and RSUs issued to employees and directors	549			549
Conversion of debenture	300	32		268
Conversion of debenture, shares		211,865
Amortization of embedded conversion feature	1,547			1,547
Net loss	(10,457)					(10,457)
Balance at Dec. 31, 2012	30,900	1,379		125,023		(95,502)
Balance, shares at Dec. 31, 2012		9,096,547
Issuance of shares, first issuance	2,500	103		2,397
Issuance of shares, first issuance, shares		628,245
Issuance of shares, second issuance	364	16		348
Issuance of shares, second issuance, shares		94,015
Issuance of shares, third issuance	10		[1]	10
Issuance of shares, third issuance, shares		2,950
Issuance of shares, fourth issuance	766	41		725
Issuance of shares, fourth issuance, shares		240,935
Issuance of shares, fifth issuance	1,094	57		1,037
Issuance of shares, fifth issuance, shares		331,738
RSU's conversion		13		(13)
RSU's conversion, shares		75,000
Employee options exercised	3		[1]	3
Employee options exercised, shares		800
Share-based compensation relating to options and RSUs issued to employees and directors	893			893
Net loss	(12,897)					(12,897)
Balance at Dec. 31, 2013	23,633	1,609		130,423		(108,399)
Balance, shares at Dec. 31, 2013		10,470,230
Issuance of shares, first issuance	921	45		876
Issuance of shares, first issuance, shares		261,654
Issuance of shares, second issuance	293	10		283
Issuance of shares, second issuance, shares		59,241
Issuance of shares, third issuance	258	11		247
Issuance of shares, third issuance, shares		66,387
Issuance of shares, fourth issuance	1,484	62		1,422
Issuance of shares, fourth issuance, shares		361,967
Issuance of shares, fifth issuance	1,543	62		1,481
Issuance of shares, fifth issuance, shares		351,656
Issuance of shares, sixth issuance	179	8		171
Issuance of shares, sixth issuance, shares		48,452
Issuance of shares, seventh issuance	314	14		300
Issuance of shares, seventh issuance, shares		84,850
RSU's conversion		7		(7)
RSU's conversion, shares		43,000
Exercise of warrants		1		(1)
Exercise of warrants, shares		8,946
Employee options exercised			[1]		[1]
Employee options exercised, shares	37	37
Issuance of shares to a former employee	23	1		22
Issuance of shares to a former employee, shares		6,000
Share-based compensation relating to options and RSUs issued to employees and directors	943			943
Net loss	(14,526)					(14,526)
Balance at Dec. 31, 2014	$ 15,065	$ 1,830		$ 136,160		$ (122,925)
Balance, shares at Dec. 31, 2014		11,762,420

[1]	Less than $1